Earnings per share - Additional Information (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required	10 days	10 days
Management Award 2017
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	85,315